Prepayments to third party suppliers (Tables)	12 Months Ended
Jun. 30, 2018
Current prepayments [abstract]
Detailed of prepayments to third party suppliers [Text Block]
	2017 RMB	2018 RMB
Prepayments to third party suppliers	5,692	92